Document and Entity Information	Sep. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001844505
Document Type	8-K/A
Document Period End Date	Sep. 23, 2022
Entity Registrant Name	GIGCAPITAL5, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40839
Entity Tax Identification Number	86-1728920
Entity Address, Address Line One	1731 Embarcardero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously reported, on September 23, 2022, the Company approved the amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a business combination transaction from September 28, 2022 on a monthly basis up to March 28, 2023 (the date which is 18 months from the closing date of the Company’s initial public offering of units) by depositing $160,000 into the Trust Account for each one month extension. Following such amendment, stockholders elected to redeem 18,985,950 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), which represents approximately 82.55% of the shares that were part of the units that were sold in the Company’s initial public offering. We described this amendment and redemptions in our Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on September 23, 2022
Units Each Consisting Of One Share Of Common Stock 0.0001 Par Value And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.0001 par value, and one redeemable warrant
Trading Symbol	GIA.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GIA
Security Exchange Name	NYSE
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock For An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of common stock for an exercise price of $11.50 per share
Trading Symbol	GIA.WS
Security Exchange Name	NYSE